Schedule of share option movement under the plan (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Authorisation Of Consolidated Financial Statements For Issue
Number of shares beginning of the period/year
Number of shares granted	541,748	1,180,000
Number of shares exercised	(541,748)	(1,180,000)
Number of shares end of the period/year
Number of shares exercisable at end of year